Tax situation	12 Months Ended
Dec. 31, 2019
Disclosure of Tax situation [Abstract]
Tax situation
17.	Tax situation

(a)
IFS and its Subsidiaries incorporated and domiciled in the Republic of Panama and the Commonwealth of the Bahamas (see Note 2), are not subject to any Income Tax, or any other taxes on capital gains, equity or property; nevertheless, IFS is subject to an additional tax on dividends received from its Subsidiaries incorporated and domiciled in Peru; see paragraph (b). The Subsidiaries incorporated and domiciled in Peru (see Note 2) are subject to the Peruvian Tax legislation; see paragraph (c).

(b)
Legal entities or individuals not domiciled in Peru are subject to an additional tax (equivalent to 5 percent) on dividends received from entities domiciled in Peru. The corresponding tax is withheld by the entity that distributes the dividends. In this regard, since IFS controls the entities that distribute the dividends, it recognizes the amount of the additional Income Tax as expense of the financial year of the dividends. In this sense, as of December 31, 2019 and 2018, the Company has recorded expenses for S/36,361,000 and S/37,880,000, respectively, in the caption “Income Tax” of the consolidated statement of income.

(c)
IFS’s Subsidiaries incorporated in Peru are subject to the payment of Peruvian taxes; hence, they must calculate their tax expenses on the basis of their separate financial statements. The Income Tax rate as of December 31, 2019, 2018 and 2017, was 29.5 percent, over the taxable income.

On the other hand, there are considered as Peruvian-source income those arisen from the indirect sale of shares of stock or ownership interests of legal entities domiciled in the country. For that purpose, an indirect sale shall be considered to have occurred when shares of stock or ownership interests of a legal entity are sold and this legal entity is not domiciled in the country and, in turn, is the holder — whether directly or through other legal entity or entities — of shares of stock or ownership interests of one or more legal entities domiciled in the country, provided that certain conditions established by law occur. The law also defines the cases in which the issuer is jointly and severally liable thereof.

(d)
The Tax Authority (henceforth “SUNAT”, by its Spanish acronym) is legally entitled to perform tax audit procedures for up to four years subsequent to the date at which the tax return regarding a taxable period must be filed. The Income Tax and the
Value-Added-Tax
returns subject to inspection by the Tax Authority in each of the Subsidiaries, are the following:

•	Interbank: Income Tax returns for the years 2014 to 2019, and Value-Added-Tax returns for the years 2014 to 2019.

•	Interseguro: Income Tax returns for the years 2014 to 2019, and Value-Added-Tax returns for the years 2015 to 2019.

•	Hipotecaria Sura and Seguros Sura: Income Tax returns for the years 2014 to 2018, and Value-Added-Tax returns for the years 2014 to 2018.

Given the possible interpretations that SUNAT may give to the legislation in effect, up to date it is not possible to determine whether or not any review to be conducted would result in liabilities for the Subsidiaries; any increased tax or surcharge that could arise from possible tax audits would be applied to the results of the period in which such tax increase or surcharge may be determined.
Following is the detail of the ongoing tax procedures for the Subsidiaries:
Interbank:
In April 2004, June 2006, February 2007, June 2007, November 2007, October 2008 and December 2010, Interbank received a number of Tax Determination and Tax Penalty notices corresponding mainly to the Income Tax determination for the fiscal years 2000 to 2006. As a result, claims and appeals were filed and subsequent contentious administrative proceedings were started, with the exception of Income Tax 2006, which is still pending in the Tax Court.
Regarding the tax litigations followed by Interbank related to the annual Income Tax returns for the years 2000 to 2006, the most relevant matter subject to discrepancy with SUNAT corresponds to whether the “interest in suspense” are subject to Income Tax or not. In this sense, the Bank considers that the interest in suspense do not constitute accrued income, in accordance with the SBS’s regulations, which is also supported by a ruling by the Permanent Constitutional and Social Law Chamber of the Supreme Court issued in August 2009.
Notwithstanding the foregoing, in February 2018, the Third Transitory Chamber of Constitutional and Social Law of the Supreme Court issued a ruling regarding a third bank that impacted the original estimation regarding the degree of contingency for this discrepancy. Subsequently, in June 2019, the Permanent Chamber of Constitutional and Social Law of the Supreme Court, in a case followed with another financial entity, ruled in favor of the tax treatment over the interest in suspense followed by said entity; which is consistent with the tax treatment followed by Interbank. Lastly, on March 12, 2020, the Permanent Chamber of Constitutional and Social Law of the Supreme Court published on the website of the Judiciary its ruling regarding Interbank’s Income Tax for the year 2003, declaring groundless the cassation appeals filed by SUNAT and the Ministry of Economy and Finance (“MEF”, by its Spanish acronym), thus reaffirming the position held by the Bank regarding that interest in suspense does not constitute taxable income.
From the tax and legal analysis performed, reinforced by the aforementioned recent ruling by the Permanent Chamber of Constitutional and Social Law of the Supreme Court, Interbank’s Management and its external legal advisors consider that it exists sufficient technical support for the prevalence of Interbank’s position, in relation with the tax periods under resolution process; thus, it has not been recorded any provision for this contingency as of December 31, 2019 and 2018.
The tax liability requested for this concept and other minor contingencies as of December 31, 2019, without considering the effects of the ruling by the Permanent Chamber of Constitutional and Social Law of the Supreme Court published on March 12, 2020, amounted to approximately S/303,000,000, out of which S/34,000,000 corresponded to taxes and the difference to fines and interest arrears. However, it is estimated that once SUNAT performs the resettlements of the Income Tax, including the effects of said ruling, the requested amount will diminish significantly.

On the other hand, on February 3, 2017, SUNAT closed the audit process corresponding to the Income Tax for the year 2010. The Bank paid the debt under protest and filed a claim procedure. Subsequently, on November 6, 2018, SUNAT closed again the audit process corresponding to the Income Tax 2010, which had been reopened due to invalidity; Interbank filed a claim procedure and afterwards a tax appeal. Currently, the appeal is pending resolution by the Tax Court.
On February 14, 2018, SUNAT notified Interbank of the beginning of the partial audit process for the third category Income Tax corresponding to the year 2014. Subsequently, on September 7, 2018, SUNAT closed said partial audit process and did not determine any additional settlement of said tax.
On January 14, 2019, Interbank was notified of the Determination and Penalty Resolutions corresponding to the audit of the Income Tax for the fiscal year 2013. As of December 31, 2019, the tax debt requested by SUNAT amounts to approximately S/50,000,000 (including taxes, penalties and moratorium interest). The main concept observed was the deduction of loan write-offs without proof by the SBS.
To date, Interbank’s Management has submitted the respective complaints to the resolutions indicated above. In the opinion of Management and its legal advisors, any eventual additional tax would not be significant for the financial statements as of December 31, 2019 and 2018.
On April 26, 2019, SUNAT notified Interbank about the commencement of the definitive audit process on Income Tax withholdings of non-domiciled
entities corresponding to the year 2018. To date, said audit is under process.
On September 11, 2019, SUNAT notified Interbank about the commencement of the definitive audit process on the Income Tax corresponding to the year 2014. To date, said audit is under process.
On December 12, 2019, SUNAT notified Interbank about the commencement of the definitive audit process on the Income Tax corresponding to the year 2015. To date, said audit is under process.
Lastly, to date, SUNAT is auditing Interbank’s 2012 taxable period. In the opinion of Management and its legal advisors, any eventual additional tax settlement would not be significant for the financial statements as of December 31, 2019 and 2018.

Interseguro:
On January 4, 2019, Interseguro was notified through a Tax Determination notice about the partial audit of the Income Tax for non-domiciled
entities for Sura corresponding to January 2015; see Note 2. The tax debt requested by SUNAT amounts to approximately S/19,000,000. On January 30, 2019, the Company filed an appeal against the Resolution of Determination claimed by SUNAT. Considering that this debt corresponds to a period prior to the acquisition of Seguros Sura by the Group and according to the conditions of the purchase and sale agreement of this entity, this debt, if confirmed after the legal actions that Management is to file, would be assumed by the sellers.
On August 28, 2019, Interseguro was notified by SUNAT through requirement letter related to the Income Tax of the taxable period 2008 as definitive tax audit commenced regarding Seguros Sura.

(e)
Peruvian life insurance companies are exempt from Income Tax regarding the income derived from assets linked to technical reserves for pension insurance and annuities from the Private Pension Fund Administration System.

(f)
For the purpose of determining the Income Tax, the transfer prices of transactions with related companies and with companies domiciled in countries or territories that are non-cooperating
or low or zero tax countries or territories, or with entities or permanent establishments whose income, revenues or gains from said contracts are subject to a preferential tax regime, must be supported by documented information on the valuation methods used and the criteria considered for their determination. On the basis of the analysis of the operations of the Group, Management and its internal legal advisors believe that, as a consequence of the application of these standards, contingencies of importance will not arise as of December 31, 2019 and 2018.

Through Legislative Decree No. 1312, published on December 31, 2016, the formal obligations for entities included within the scope of application of transfer pricing are modified, thus incorporating three new information requirements: (i) Local Report; (ii) Master Report; and (iii) Country Report. The first validity entered into effect in 2017 for the operations that occurred during 2016 and the last two as of 2018 for the operations that have occurred since the fiscal year 2017.

(g)
Through Legislative Decree No.1381, published on August 24, 2018, incorporated in the Income Tax Act the concept of
“non-cooperating”
countries or territories and preferential tax regimes to which defensive measures already existing for countries and territories with low or zero taxation are imposed.

In this regard, it is important to emphasize that, at present, Interbank maintains a branch in Panama, a country that is considered
“non-cooperating”,
in accordance with the Legislative Decree No. 1381. Notwithstanding the aforementioned, as detailed in Note 1, to the date of this report, said branch is under voluntary closing and liquidation process.

(h)
In July 2018, Act No. 30823 was published, whereby the Congress delegated power to the Executive Branch to legislate on various issues, including tax and financial matters. In this sense, the main tax regulations issued are the following:

(i)
Beginning on January 1, 2019, the treatment applicable to royalties and remuneration for services rendered by non-domiciled
persons was modified, eliminating the obligation to pay the amount equivalent to the withholding due to the accounting record of the cost or expense. Now the Income Tax is withheld at the payment of the compensation. In order for said cost or expense to be deductible for the local company, the remuneration must have been paid to the filing date of the annual tax return for the Income Tax (Legislative Decree No. 1369).

(ii)
The rules that regulate the obligation of legal persons and/or legal entities to inform the identification of their final beneficiaries (Legislative Decree No. 1372) were established. These rules are applicable to legal entities domiciled in the country, in accordance with the provisions of Article 7 of the Income Tax Act, and legal entities established in the country. The obligation covers non-domiciled
legal entities and legal entities established abroad, provided that: a) they have a branch, agency or other permanent establishment in the country; b) the natural or juridical person who manages the autonomous patrimony or the investment funds from abroad, or the natural or legal person who has the status of trustee or administrator, is domiciled in the country; c) any of the members of a consortium is domiciled in the country. This obligation will be fulfilled through the presentation to SUNAT of an informative Sworn Statement, which must contain the information of the final beneficiary and be submitted, in accordance with the regulations and within the deadlines established by Superintendence Resolution issued by SUNAT.

(iii)
The Tax Code was amended with the purpose of offering taxpayers more assurance regarding the application of the general anti-avoidance rule (Rule XVI of the Preliminary Title of the Tax Code); as well as to provide SUNAT with tools for its effective implementation (Legislative Decree No.1422).

As part of this amendment, a new assumption of joint and several liability is envisaged for when the tax debtor is subject to the application of the measures provided by Rule XVI and in the event that tax evasion cases are detected. In such cases, the joint and several liability shall be attributed to the legal representatives provided that they have collaborated with the design, approval or execution of actions or situations or economic relations viewed as evasion in Rule XVI. In the case of companies that have a Board of Directors, it is up to this corporate body to define the tax strategy of the entity, having to decide on the approval or not of actions, situations or economic relations to be carried out within the framework of tax planning, this power being non-delegable.
The actions, situations and economic relations carried out within the framework of tax planning and implemented on the date of entry into force of Legislative Decree No. 1422 (September 14, 2018) and which continue to have effect, must be evaluated by the Board of Directors of the entity for the purpose of ratification or modification until March 29, 2019, without prejudice to the fact that the management or other managers of the company have approved the aforementioned actions, situations and economic relations.
Likewise, it has been established that the application of Rule XVI, regarding the re-characterization
of tax evasion cases, will take place in the final inspection procedures in which acts, events or situations produced since July 19, 2012.

(iv)	Amendments to the Income Tax Act were included, effective as of January 1, 2019, to improve the tax treatment applicable to the following (Legislative Decree No. 1424):

•
Income obtained from the indirect transfer of shares of stock or capital representing participations of legal persons domiciled in the country. Among the most significant changes is the inclusion of a new indirect sale assumption, which is triggered when the total amount of the shares of the domiciled legal entity whose indirect disposal is made is equal to or higher than 40,000 Taxation Units.

•
Permanent establishments of sole proprietorships, companies and entities of any nature incorporated abroad. For this purpose, new cases of permanent establishment have been included, among them, when the rendering of services in the country occurs, with respect to the same project, service or related one, for a period that exceeds 183 calendar days in total within any period of twelve months.

•
The system of credits against Income Tax for taxes paid abroad, to be included in the indirect credit (corporate tax paid by foreign subsidiaries) as credit applicable against the Income Tax of domiciled legal persons, in order to avoid double taxation.

•
The deduction of interest expenses for the determination of corporate Income Tax. In the years 2019 and 2020, it shall be applicable the debt limit set at up to three times the net equity as of December 31 of the previous year will be applicable, both to loans with related parties, and to loans with third parties contracted as of September 14, 2018. Beginning in 2021, the limit for the deduction of financial expenses shall be equivalent to 30 percent of the entity’s EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization).

(v)
Regulations have been established for the accrual of income and expenses for tax purposes as of January 1, 2019 (Legislative Decree No. 1425). Until 2018, there was no rule definition of this concept, so in many cases accounting rules were used for its interpretation. In general terms, with the new criterion, for the purpose of determining the Income Tax, it shall be considered whether the substantial events for the generation of income or expense agreed upon by the parties have occurred, provided they are not subject to a subsequent condition, in which case the recognition shall take place when it is fulfilled and when collection or payment is to take place will not be taken into account; and, if the determination of the consideration depends on a future action or event, the total or part of the corresponding income or expense will be deferred until that action or event occurs.